Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) at March 31, 2011, 2012 and 2013 were as follows:

	Millions of Yen
	2011	2012	2013
Foreign currency translation adjustments, net of tax:
Balance, beginning of year	¥(18)	¥(2,158)	¥(2,613)
Current period other comprehensive (loss) income	(2,140)	(455)	3,646

Balance, end of year	¥(2,158)	¥(2,613)	¥1,033

Net unrealized gains (losses) on available-for-sale securities, net of tax:
Balance, beginning of year	¥1	¥(54)	¥(54)
Current period other comprehensive (loss) income	(55)	(0)	79

Balance, end of year	¥(54)	¥(54)	¥25

Adjustment on retirement benefits, net of tax:
Balance, beginning of year	¥(158)	¥(335)	¥(52)
Current period other comprehensive (loss) income	(177)	283	3

Balance, end of year	¥(335)	¥(52)	¥(49)

Total accumulated other comprehensive income (loss), net of tax:
Balance, beginning of year	¥(175)	¥(2,547)	¥(2,719)
Current period other comprehensive (loss) income	(2,372)	(172)	3,728

Balance, end of year	¥(2,547)	¥(2,719)	¥1,009

Tax Effects on Each Component of Other Comprehensive Income (Loss) and Adjustments

Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of Yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2011
Foreign currency translation adjustments	¥(2,140)	—	¥(2,140)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(88)	¥33	(55)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(88)	33	(55)

Pension liability adjustment:
Net loss arising during the year	(318)	130	(188)
Less: settlement or amortization of net gain	19	(8)	11

Pension liability adjustments, net	(299)	122	(177)
Other comprehensive loss	¥(2,527)	¥155	¥(2,372)

2012
Foreign currency translation adjustments	¥(412)	¥(43)	¥(455)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(0)	0	(0)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(0)	0	(0)

Pension liability adjustment:
Net loss arising during the year	186	(76)	110
Less: settlement or amortization of net gain	293	(120)	173

Pension liability adjustments, net	479	(196)	283
Other comprehensive loss	¥67	¥(239)	¥(172)

2013
Foreign currency translation adjustments	¥3,662	¥(16)	¥3,646

Net unrealized gains on available-for-sale securities:
Unrealized gains arising during the year	14	(5)	9
Less: reclassification adjustment for losses included in net income	109	(39)	70

Net unrealized gains	123	(44)	79

Pension liability adjustment:
Net loss arising during the year	—	—	—
Less: settlement or amortization of net gain	5	(2)	3

Pension liability adjustments, net	5	(2)	3

Other comprehensive loss	¥3,790	¥(62)	¥3,728